Quarterly Financial Information - Summary of Changes in Shareholders' Equity (Deficit) (Detail) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial value of Class A ordinary shares subject to possible redemption				$ 0
Change in value of Class A ordinary shares subject to possible redemption				0
Previously Reported [Member]
Initial value of Class A ordinary shares subject to possible redemption		$ 508,843,200		508,843,200
Change in value of Class A ordinary shares subject to possible redemption	$ (25,466,945)	159,360	$ 33,360,780	$ (23,403,760)
Revision of Prior Period, Adjustment [Member]
Initial value of Class A ordinary shares subject to possible redemption		(508,843,200)
Change in value of Class A ordinary shares subject to possible redemption	$ 25,466,945	$ (159,360)	$ (33,360,780)